Income Tax - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense computed based on PRC statutory	$ (1,735,567)	$ 80,668	$ 2,697,406
Deferred tax asset on unutilized tax losses not recognized	3,386,706	2,038,557	1,542,633
Total	$ 1,651,139	$ 2,119,225	$ 4,240,039